Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Dec. 06, 2016	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($) $ / shares	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	[1]	Nov. 14, 2018 MXN ($)	Nov. 14, 2018 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 126,228		$ 128,518
Estimated fair value of borrowings		240,839		251,629		$ 259,453		$ 12,266
Current prepaid expenses		$ 2,714		$ 2,425
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of outstanding consolidated total indebtedness at the level of its sub-holding companies		68.20%	68.20%	64.30%	64.30%
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 126,321
Purchased call options [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Current prepaid expenses										$ 2,079	R$ 393
Balance amount available		4,652					R$ 916
Options to purchase foreign currency [Member]
Disclosure of detailed information about financial instruments [line items]
Net premium paid		43		$ 7
Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Date of acquisition	Dec. 06, 2016
Vonpar [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	0.375%
Vonpar [member] | Spal [member] | Promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity						Three-year
Borrowings | R$												R$ 1,166
Borrowings, interest rate						0.375%						0.375%
Vonpar [member] | Purchased call options [member] | Promissory notes [member] | Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of borrowings at inception of option		343
Estimated fair value of borrowings		$ 14		$ 242
Vonpar [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of out of the money		49.80%	49.80%	30.40%	30.40%
Out of the money, strike price			$ 111		$ 82
Vonpar [member] | Coca-Cola FEMSA [member] | Promissory notes [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Share strike price | $ / shares						$ 178.5

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3